Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 2,584,169	$ 369,531
Between 1 and 2 years	1,388,684	198,579
Between 2 and 3 years	¥ 919,086	$ 131,428